UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22809

Matthews A Share Selections Fund, LLC

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-7553

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22809
Reporting Period: 07/01/2014 - 06/30/2015
Matthews A Share Selections Fund, LLC

=================== Matthews Asia Dividend Fund (USA) Series ===================

HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO., LTD.

Ticker:       002415         Security ID:  Y3038Z105
Meeting Date: OCT 21, 2014   Meeting Type: Special
Record Date:  OCT 15, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014  Draft of Restricted       For       For          Management
      Stock Incentive Plan and Its Summary
1.1   Approve Criteria to Select Plan         For       For          Management
      Participants
1.2   Approve Source, Type and Number of      For       For          Management
      Underlying Stocks
1.3   Approve Allocation of Restricted Stocks For       For          Management
1.4   Approve Grant of Restricted Stocks      For       For          Management
1.5   Approve Unlocking of Restricted Stocks  For       For          Management
1.6   Approve Conditions for Granting and     For       For          Management
      Unlocking
1.7   Approve Methods and Procedures to       For       For          Management
      Adjust the Incentive Plan
1.8   Approve Earnings of Plan Participants   For       For          Management
1.9   Approve Rights and Obligations of the   For       For          Management
      Plan Participants and the Company
1.10  Approve Dealing with Special            For       For          Management
      Circumstances
1.11  Approve Principle of Restricted Stock   For       For          Management
      Repurchase Cancellation
1.12  Approve Accounting Treatment and the    For       For          Management
      Impact on Company Performance
1.13  Approve Conditions to Manage, Change    For       For          Management
      or Terminate the Incetive Plan
1.14  Approve Information Disclosure          For       For          Management
2     Approve 2014 Methods to Assess the      For       For          Management
      Perfomance of Plan Participants
3     Approve 2014 Authorization of the       For       For          Management
      Board to Handle All Matters Related
4     Approve Additional 2014 Application of  For       For          Management
      Comprehensive Credit Lines
5     Approve Provision of Additional         For       For          Management
      Guarantee to Wholly-owned Subsidiary
      Hangzhou Hikvision Technology Co., Ltd.
       and Provision of Guarantee to
      Overseas Wholly-owned Subsidiary
      Hikvision International Co., Ltd.

--------------------------------------------------------------------------------

SHANGHAI INTERNATIONAL AIRPORT CO., LTD.

Ticker:       600009         Security ID:  Y7682X100
Meeting Date: NOV 19, 2014   Meeting Type: Special
Record Date:  NOV 10, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Resignation of Director Zhang   For       For          Management
      Yongdong
2     Elect Non-Independent Director Yuan     For       For          Management
      Shunzhou

--------------------------------------------------------------------------------

SHANGHAI INTERNATIONAL AIRPORT CO., LTD.

Ticker:       600009         Security ID:  Y7682X100
Meeting Date: JUN 29, 2015   Meeting Type: Annual
Record Date:  JUN 19, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014 Report of the Board of     For       For          Management
      Directors
2     Approve 2014 Report of the Board of     For       For          Management
      Supervisors
3     Approve 2014 Financial Statements       For       For          Management
4     Approve 2014 Profit Distribution        For       For          Management
5     Approve Appointment of 2015 Financial   For       For          Management
      Auditor
6     Approve Appointment of 2015 Internal    For       For          Management
      Control Auditor
7     Approve Investment to Construct         For       For          Management
      Shanghai Putong International Airport
      Phase III
8     Approve Authorization of the Board to   For       For          Management
      Handle All Matters Related to
      Investment in Construction of Shanghai
      Putong International Airport Phase III

======================= Matthews China Fund (USA) Series =======================

HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO., LTD.

Ticker:       002415         Security ID:  Y3038Z105
Meeting Date: OCT 21, 2014   Meeting Type: Special
Record Date:  OCT 15, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014  Draft of Restricted       For       For          Management
      Stock Incentive Plan and Its Summary
1.1   Approve Criteria to Select Plan         For       For          Management
      Participants
1.2   Approve Source, Type and Number of      For       For          Management
      Underlying Stocks
1.3   Approve Allocation of Restricted Stocks For       For          Management
1.4   Approve Grant of Restricted Stocks      For       For          Management
1.5   Approve Unlocking of Restricted Stocks  For       For          Management
1.6   Approve Conditions for Granting and     For       For          Management
      Unlocking
1.7   Approve Methods and Procedures to       For       For          Management
      Adjust the Incentive Plan
1.8   Approve Earnings of Plan Participants   For       For          Management
1.9   Approve Rights and Obligations of the   For       For          Management
      Plan Participants and the Company
1.10  Approve Dealing with Special            For       For          Management
      Circumstances
1.11  Approve Principle of Restricted Stock   For       For          Management
      Repurchase Cancellation
1.12  Approve Accounting Treatment and the    For       For          Management
      Impact on Company Performance
1.13  Approve Conditions to Manage, Change    For       For          Management
      or Terminate the Incetive Plan
1.14  Approve Information Disclosure          For       For          Management
2     Approve 2014 Methods to Assess the      For       For          Management
      Perfomance of Plan Participants
3     Approve 2014 Authorization of the       For       For          Management
      Board to Handle All Matters Related
4     Approve Additional 2014 Application of  For       For          Management
      Comprehensive Credit Lines
5     Approve Provision of Additional         For       For          Management
      Guarantee to Wholly-owned Subsidiary
      Hangzhou Hikvision Technology Co., Ltd.
       and Provision of Guarantee to
      Overseas Wholly-owned Subsidiary
      Hikvision International Co., Ltd.

--------------------------------------------------------------------------------

HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO., LTD.

Ticker:       002415         Security ID:  Y3038Z105
Meeting Date: MAR 06, 2015   Meeting Type: Special
Record Date:  MAR 02, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Chen Zongnian as Non-independent  For       For          Management
      Director
1.2   Elect Gong Hongjia as Non-independent   For       For          Management
      Director
1.3   Elect Liu Xiang as Non-independent      For       For          Management
      Director
1.4   Elect Hu Yangzhong as Non-independent   For       For          Management
      Director
1.5   Elect Wu Weiqi as Non-independent       For       For          Management
      Director
2.1   Elect Cheng Tianzong as Independent     For       For          Management
      Director
2.2   Elect Ding Wei as Independent Director  For       For          Management
2.3   Elect Lu Jianzhong as Independent       For       For          Management
      Director
2.4   Elect Wang Zhidong as Independent       For       For          Management
      Director
3.1   Elect Cheng Huifang as Supervisor       For       For          Management
3.2   Elect Wang Qiuchao as Supervisor        For       For          Management
4     Approve Allowance of Independent        For       For          Management
      Directors
5     Approve Allowance of Independent        For       For          Management
      Supervisors
6     Approve Issuance of H Class Shares and  For       For          Management
      Listing in Hongkong Stocks Exchange
6.1   Approve Share Type and Par Value        For       For          Management
6.2   Approve Issue Size                      For       For          Management
6.3   Approve Manner of Issuance              For       For          Management
6.4   Approve Target Subscribers              For       For          Management
6.5   Approve Issue Time                      For       For          Management
6.6   Approve Pricing Basis of Issue Price    For       For          Management
6.7   Approve Listing Exchange                For       For          Management
6.8   Approve Offering Principle              For       For          Management
7     Approve Change of Corporate Form from   For       For          Management
      into an Overseas Raising Co., Ltd.
8     Approve Usage of Raised Funds           For       For          Management
9     Approve Resolution Validity Period      For       For          Management
10    Approve Distribution Arrangement of     For       For          Management
      Undistributed Earnings
11    Approve Authorization of Board to       For       For          Management
      Handle All Matters Related to H Share
      Listing
12    Approve Reduction or Transfer of        For       For          Management
      Shares of State-owned Shareholders
13    Approve Change of A Share of Foreign    For       For          Management
      Shareholders into H Shares
14    Approve Report on the Usage of          For       For          Management
      Previously Raised Funds
15    Approve Adoption of Articles of         For       Against      Management
      Association
16    Approve Adoption of Rules and           For       Against      Management
      Procedures Regarding Board of
      Directors Meeting
17    Approve Adoption of Rules and           For       Against      Management
      Procedures Regarding Supervisory
      Committee Meeting
18    Approve Adoption of Rules and           For       Against      Management
      Procedures Regarding General Meeting
      of Shareholders

--------------------------------------------------------------------------------

HANGZHOU HIKVISION DIGITAL TECHNOLOGY CO., LTD.

Ticker:       002415         Security ID:  Y3038Z105
Meeting Date: APR 02, 2015   Meeting Type: Annual
Record Date:  MAR 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014 Annual Report and Summary  For       For          Management
2     Approve 2014 Report of the Board of     For       For          Management
      Directors
3     Approve 2014 Report of the Board of     For       For          Management
      Supervisors
4     Approve 2014 Financial Statements       For       For          Management
5     Approve 2014 Profit Distribution        For       For          Management
6     Approve 2014 Report on the Deposit and  For       For          Management
      Usage of Raised Funds
7     Approve 2014 Internal Control           For       For          Management
      Self-Evaluation Report
8     Approve 2015 Daily Related-party        For       For          Management
      Transactions (A Shares)
9     Approve 2015 Application of             For       For          Management
      Comprehensive Credit Lines
10    Approve Provision of Guarantee to Four  For       For          Management
      Wholly-owned Subsidiaries
11    Approve Appointment of External Auditor For       For          Management
12    Approve Related-party Transactions (H   For       For          Management
      Shares)
13    Approve General Mandate for Issuance    For       Against      Management
      of Equity or Equity-Linked Securities
      without Preemptive Rights
14    Amend Management System of Raised       For       For          Management
      Funds After H-Share Listing
15    Amend Related-Party Transaction         For       For          Management
      Management System After H-Share Listing
16    Amend Management System of Providing    For       For          Management
      External Guarantees After H-Share
      Listing
17    Amend Management System of External     For       For          Management
      Investments After H-Share Listing
18    Amend Working System for Independent    For       For          Management
      Directors After H-Share Listing

--------------------------------------------------------------------------------

JIANGSU HENGRUI MEDICINE CO., LTD.

Ticker:       600276         Security ID:  Y4446S105
Meeting Date: MAY 05, 2015   Meeting Type: Annual
Record Date:  APR 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014 Report of the Board of     For       For          Management
      Directors
2     Approve 2014 Report of the Board of     For       For          Management
      Supervisors
3     Approve 2014 Annual Report and Summary  For       For          Management
4     Approve 2014 Financial Statements       For       For          Management
5     Approve 2014 Profit Distribution        For       For          Management
6     Approve Re-appointment of 2015 Auditor  For       For          Management
      and Internal Control Auditor and
      Payment of Remuneration
7     Approve Amendments to Articles of       For       For          Management
      Association
8     Elect Li Yuanchao as Independent        For       For          Management
      Director

--------------------------------------------------------------------------------

KWEICHOW MOUTAI CO., LTD.

Ticker:       600519         Security ID:  Y5070V116
Meeting Date: DEC 17, 2014   Meeting Type: Special
Record Date:  DEC 08, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Independent Director Li Botan     For       For          Management

--------------------------------------------------------------------------------

KWEICHOW MOUTAI CO., LTD.

Ticker:       600519         Security ID:  Y5070V116
Meeting Date: MAY 20, 2015   Meeting Type: Annual
Record Date:  MAY 14, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve 2014 Report of the Board of     For       For          Management
      Directors
2     Approve 2014 Report of the Board of     For       For          Management
      Supervisors
3     Approve 2014 Annual Report and Summary  For       For          Management
4     Approve 2014 Financial Statements       For       For          Management
5     Approve 2015 Financial Budget Report    For       For          Management
6     Approve 2014 Profit Distribution        For       For          Management
7     Approve Appointment of 2015 Financial   For       For          Management
      Auditor
8     Approve 2015 Remuneration of Chairman   For       For          Management
      of Board
9     Approve 2014 Report of the Independent  For       For          Management
      Directors
10    Approve a Subsidiary to Provide         For       Against      Management
      Financial Services to Company's
      Controlling Shareholder and Its
      Subsidiaries
11    Approve to Establish the Risk           For       For          Management
      Management Committee of the Board

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Matthews A Share Selections Fund, LLC

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date     August 25, 2015

*	Print the name and title of each signing officer under his or her signature.